UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07917

 NAME OF REGISTRANT:                     Wilshire Variable Insurance
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1299 Ocean Avenue, Suite
                                         700
                                         Santa Monica, CA 90401-1085

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jason Schwarz, President
                                         1299 Ocean Avenue, Suite
                                         700
                                         Santa Monica, CA 90401-1085

 REGISTRANT'S TELEPHONE NUMBER:          310-451-3051

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


Wilshire Global Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
 BGP HOLDINGS PLC                                                                            Agenda Number:  714765469
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPC01062
    Meeting Type:  AGM
    Meeting Date:  03-Nov-2021
          Ticker:
            ISIN:  AU00AU214324
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      ANNUAL REPORT AND FINANCIAL STATEMENTS FOR                Mgmt          No vote
       THE YEAR ENDED 31 DECEMBER 2020

2      APPOINTMENT OF ERNST AND YOUNG MALTA                      Mgmt          No vote
       LIMITED AS AUDITORS

3      TO DISSOLVE AND WIND UP THE COMPANY                       Mgmt          No vote
       VOLUNTARILY

4      TO APPOINT MR. STEPHEN PARIS AS LIQUIDATOR                Mgmt          No vote
       OF THE COMPANY, AND TO AUTHORISE THE BOARD
       OF DIRECTORS TO FIX THE REMUNERATION TO BE
       PAID TO HIM

5      TO APPOINT MAZARS IN MALTA AS LIQUIDATION                 Mgmt          No vote
       AUDITOR OF THE COMPANY



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Wilshire Variable Insurance Trust
By (Signature)       /s/ Jason Schwarz
Name                 Jason Schwarz
Title                President
Date                 08/20/2022